PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment is stated at cost and consist of the following:

	December 31,	December 31,
	2022	2021

Furniture and fixtures	$69,840	$69,840
Leasehold improvements	30,298	26,145
Equipment	22,240	22,240
Vehicles	32,000	32,000
	$154,378	$150,225
Less accumulated depreciation	(80,184)	(57,663)
	$74,194	$92,562

Depreciation expense on property and equipment for the years ended December 31, 2022 and 2021, were $22,521 and $6,745, respectively.